Debt Instruments - Loans and receivables (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Loans and receivables.	$ 679,300	$ 675,498
Debt instruments.
Financial assets
Loans and receivables.	10,758	11,472
Special CETES
Financial assets
Loans and receivables.	2,975	3,691
BREMS R
Financial assets
Loans and receivables.	7,783	7,781
Unquoted debt instruments
Financial assets
Loans and receivables.	10,758	11,472
Unquoted debt instruments | Gross carrying amount
Financial assets
Loans and receivables.	$ 10,758	$ 11,472